Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
February 28, 2025
AGAI-NPRT1-0425
1.797925.121
Common Stocks - 95.5%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	57,500	10,829,026
CANADA - 1.7%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd	243,700	16,522,919
South Bow Corp	37,000	984,621
		17,507,540
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	72,301	4,189,120
TOTAL CANADA		21,696,660
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	33,400	3,027,710
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	1,000	280,187
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	35,500	3,802,277
Remy Cointreau SA	4,544	239,692
		4,041,969
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	30,100	5,215,827
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	30,200	1,197,568
TOTAL FRANCE		10,735,551
GERMANY - 1.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE	37,744	1,129,410
Information Technology - 1.4%
Software - 1.4%
SAP SE ADR	63,600	17,490,000
TOTAL GERMANY		18,619,410
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	13,500	831,870
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	248,600	1,484,106
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	14,200	795,725
NETHERLANDS - 0.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	208,700	5,806,844
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt (a)	94,417	2,457,675
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	1,600	1,134,528
BE Semiconductor Industries NV	22,500	2,483,416
		3,617,944
TOTAL NETHERLANDS		11,882,463
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	62,400	1,029,004
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (b)(c)	103,900	3,701,325
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	990	120,539
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	40,600	7,329,518
UNITED KINGDOM - 1.2%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	34,500	3,754,290
Tobacco - 0.2%
British American Tobacco PLC ADR	59,200	2,304,656
TOTAL CONSUMER STAPLES		6,058,946

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	57,700	2,887,935
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	94,538	4,540,341
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	119,300	1,898,353
TOTAL UNITED KINGDOM		15,385,575
UNITED STATES - 86.4%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	54,309	2,340,718
Entertainment - 0.7%
Walt Disney Co/The	59,500	6,771,100
Warner Music Group Corp Class A	46,300	1,560,310
		8,331,410
Interactive Media & Services - 1.7%
Alphabet Inc Class A	46,600	7,935,048
Alphabet Inc Class C	38,200	6,578,804
Meta Platforms Inc Class A	10,500	7,016,100
		21,529,952
Media - 1.3%
Comcast Corp Class A	452,958	16,252,133
TOTAL COMMUNICATION SERVICES		48,454,213

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	210	1,053,362
Churchill Downs Inc	7,400	876,900
Domino's Pizza Inc	3,400	1,665,014
Marriott International Inc/MD Class A1	12,600	3,533,670
Starbucks Corp	35,000	4,053,351
		11,182,297
Household Durables - 0.1%
Somnigroup International Inc	3,900	249,132
Whirlpool Corp (a)	14,700	1,496,313
		1,745,445
Specialty Retail - 0.8%
Lowe's Cos Inc (g)	38,957	9,686,268
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	20,500	1,628,315
TOTAL CONSUMER DISCRETIONARY		24,242,325

Consumer Staples - 4.4%
Beverages - 1.8%
Coca-Cola Co/The	175,184	12,474,853
Keurig Dr Pepper Inc	277,400	9,298,448
PepsiCo Inc	1,500	230,205
		22,003,506
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp	45,700	3,452,178
Target Corp	26,300	3,267,512
Walmart Inc (g)	36,700	3,618,987
		10,338,677
Food Products - 0.0%
Lamb Weston Holdings Inc	11,500	596,505
Household Products - 0.2%
Colgate-Palmolive Co	6,800	619,956
Procter & Gamble Co/The	7,900	1,373,336
		1,993,292
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	44,300	3,185,613
Kenvue Inc	463,207	10,931,685
		14,117,298
Tobacco - 0.5%
Philip Morris International Inc	43,100	6,692,568
TOTAL CONSUMER STAPLES		55,741,846

Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Enterprise Products Partners LP	19,200	641,472
Exxon Mobil Corp	662,586	73,765,699
Shell PLC ADR	390,300	26,329,638
		100,736,809
Financials - 20.2%
Banks - 14.0%
Bank of America Corp	814,642	37,554,996
Citigroup Inc	16,000	1,279,200
JPMorgan Chase & Co	54,643	14,461,270
M&T Bank Corp	42,500	8,148,100
PNC Financial Services Group Inc/The	80,216	15,395,055
Truist Financial Corp	25,000	1,158,750
US Bancorp	269,530	12,640,957
Wells Fargo & Co (g)	1,119,471	87,676,969
		178,315,297
Capital Markets - 2.1%
Charles Schwab Corp/The	25,600	2,035,968
Intercontinental Exchange Inc	1,100	190,553
KKR & Co Inc Class A	62,813	8,516,815
Moody's Corp	2,700	1,360,638
Morgan Stanley	4,930	656,232
MSCI Inc	200	118,102
Northern Trust Corp	102,537	11,301,628
Raymond James Financial Inc	15,150	2,343,251
		26,523,187
Financial Services - 2.9%
Apollo Global Management Inc	3,200	477,664
Global Payments Inc	22,900	2,410,912
Mastercard Inc Class A	7,500	4,322,325
Visa Inc Class A	81,240	29,466,560
		36,677,461
Insurance - 1.2%
American Financial Group Inc/OH	3,600	454,608
Arthur J Gallagher & Co	14,400	4,863,456
Chubb Ltd	12,100	3,454,308
Marsh & McLennan Cos Inc	17,766	4,225,465
The Travelers Companies, Inc.	8,000	2,067,920
		15,065,757
TOTAL FINANCIALS		256,581,702

Health Care - 10.7%
Biotechnology - 0.0%
Gilead Sciences Inc	9,000	1,028,790
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	19,700	2,718,797
Becton Dickinson & Co	14,593	3,291,159
Boston Scientific Corp (d)(g)	171,720	17,822,819
		23,832,775
Health Care Providers & Services - 4.2%
Cardinal Health Inc	38,200	4,946,136
Cigna Group/The	41,800	12,909,930
Humana Inc	17,900	4,840,518
McKesson Corp	14,033	8,984,769
UnitedHealth Group Inc	45,700	21,705,672
		53,387,025
Life Sciences Tools & Services - 0.6%
Danaher Corp	31,400	6,523,664
Thermo Fisher Scientific Inc	1,100	581,856
		7,105,520
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co	91,800	5,473,116
Eli Lilly & Co (g)	10,400	9,574,552
GSK PLC ADR	292,647	11,000,601
Haleon PLC ADR (a)	880,709	8,965,618
Johnson & Johnson	50,175	8,279,879
Merck & Co Inc	57,300	5,285,925
Royalty Pharma PLC Class A	61,900	2,082,316
Zoetis Inc Class A	1,500	250,859
		50,912,866
TOTAL HEALTH CARE		136,266,976

Industrials - 15.3%
Aerospace & Defense - 8.0%
Boeing Co (d)	132,110	23,070,369
GE Aerospace (g)	322,336	66,717,106
General Dynamics Corp	16,200	4,092,120
Howmet Aerospace Inc	11,050	1,509,430
Huntington Ingalls Industries Inc	21,900	3,845,202
RTX Corp	5,500	731,445
Textron Inc	21,100	1,576,803
		101,542,475
Air Freight & Logistics - 1.2%
United Parcel Service Inc Class B	130,879	15,578,527
Building Products - 0.0%
A O Smith Corp	1,400	93,072
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	177,400	8,010,743
Veralto Corp	9,733	970,964
		8,981,707
Electrical Equipment - 2.4%
AMETEK Inc	3,400	643,620
GE Vernova Inc	88,584	29,691,585
Rockwell Automation Inc	2,100	603,015
		30,938,220
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	75,300	3,798,132
Machinery - 1.7%
Allison Transmission Holdings Inc	41,400	4,212,450
Cummins Inc	6,700	2,466,806
Deere & Co	5,800	2,788,582
Donaldson Co Inc	96,500	6,667,185
Nordson Corp	17,700	3,722,133
Otis Worldwide Corp	9,565	954,396
Stanley Black & Decker Inc	8,310	719,064
		21,530,616
Trading Companies & Distributors - 1.0%
Watsco Inc	21,364	10,774,506
Wesco International Inc	10,800	1,949,076
		12,723,582
TOTAL INDUSTRIALS		195,186,331

Information Technology - 18.2%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	6,800	1,211,760
IT Services - 0.2%
Amdocs Ltd	33,800	2,949,050
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices Inc	16,300	3,749,978
Applied Materials Inc	20,195	3,192,224
Broadcom Inc	73,200	14,598,276
Lam Research Corp	44,000	3,376,560
Marvell Technology Inc	158,803	14,581,291
Microchip Technology Inc	6,200	364,932
Micron Technology Inc	31,500	2,949,345
NVIDIA Corp	370,050	46,226,646
Teradyne Inc	21,100	2,318,046
		91,357,298
Software - 7.8%
Intuit Inc	10,000	6,138,400
Microsoft Corp	216,583	85,981,286
Oracle Corp	46,600	7,738,396
		99,858,082
Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc	153,292	37,072,137
TOTAL INFORMATION TECHNOLOGY		232,448,327

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	7,700	2,434,355
PPG Industries Inc	6,000	679,320
Sherwin-Williams Co/The	1,600	579,631
		3,693,306
Real Estate - 1.3%
Industrial REITs - 0.0%
Terreno Realty Corp	10,000	678,200
Residential REITs - 0.2%
Sun Communities Inc	16,800	2,287,320
Specialized REITs - 1.1%
American Tower Corp	38,000	7,813,560
Crown Castle Inc	65,400	6,154,140
Public Storage Operating Co	200	60,724
		14,028,424
TOTAL REAL ESTATE		16,993,944

Utilities - 2.4%
Electric Utilities - 2.3%
Constellation Energy Corp	3,100	776,690
Duke Energy Corp	22,800	2,678,772
Edison International	25,900	1,409,996
Entergy Corp	31,600	2,758,996
Eversource Energy	37,900	2,388,079
Exelon Corp	18,400	813,280
FirstEnergy Corp	14,700	569,919
NextEra Energy Inc	6,200	435,054
PG&E Corp	30,500	498,370
Southern Co/The	190,400	17,096,016
		29,425,172
Multi-Utilities - 0.1%
Sempra	23,000	1,646,110
TOTAL UTILITIES		31,071,282

TOTAL UNITED STATES		1,101,417,061
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (d)	675,600	8,382,250
TOTAL COMMON STOCKS (Cost $706,710,028)		1,217,267,793

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
Boeing Co Series A, 6% (Cost $10,497,846)	201,500	12,071,865

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	44,534,973	44,543,880
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	10,351,606	10,352,641
TOTAL MONEY MARKET FUNDS (Cost $54,896,521)			54,896,521

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $772,104,395)	1,284,236,179
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,020,835)
NET ASSETS - 100.0%	1,275,215,344

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boston Scientific Corp	Chicago Board Options Exchange	250	2,594,750	105.00	04/17/25	(77,500)
Walmart Inc	Chicago Board Options Exchange	78	769,158	100.00	03/07/25	(4,875)
Eli Lilly & Co	Chicago Board Options Exchange	17	1,565,071	1,000.00	05/16/25	(51,850)
GE Aerospace	Chicago Board Options Exchange	161	3,332,378	230.00	05/16/25	(59,168)
GE Aerospace	Chicago Board Options Exchange	160	3,311,680	230.00	06/20/25	(89,200)
GE Aerospace	Chicago Board Options Exchange	159	3,290,982	195.00	03/21/25	(218,625)
Lowe's Cos Inc	Chicago Board Options Exchange	33	820,512	280.00	03/21/25	(479)
Wells Fargo & Co	Chicago Board Options Exchange	558	4,370,256	85.00	04/17/25	(61,938)
Wells Fargo & Co	Chicago Board Options Exchange	560	4,385,920	82.00	04/17/25	(100,520)

						(664,155)
TOTAL WRITTEN OPTIONS						(664,155)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,701,325 or 0.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,701,325 or 0.3% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $24,440,707.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,232,524	25,194,589	35,883,233	512,043	-	-	44,543,880	44,534,973	0.1%
Fidelity Securities Lending Cash Central Fund	4,253,770	24,527,351	18,428,480	4,000	-	-	10,352,641	10,351,606	0.0%
Total	59,486,294	49,721,940	54,311,713	516,043	-	-	54,896,521	54,886,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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